Note 19 - Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
	2022	2021
Cash and cash equivalents
Cash at banks	149,424	167,455
Liquidity funds	422,859	105,697
Short-term investments	519,244	44,975
	1,091,527	318,127
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	196,152	239,742
Bonds and other fixed income	211,953	158,107
Fund investments	30,343	-
	438,448	397,849
Other investments - non-current
Bonds and other fixed income	113,574	312,619
Others	6,328	7,635
	119,902	320,254